Condensed Consolidating Financial Information Schedule of adjustments (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of adjustments [Line Items]
Net income (loss)									$ 47,234	$ (53,041)	$ (80,708)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	$ (14,434)	$ 7,015	$ (12,390)	$ 30,504	$ (33,286)	$ (12,256)	$ (3,971)	$ (1,112)	10,695	(50,625)	(63,571)
Assets	4,350,900				4,422,384				4,350,900	4,422,384
Net cash from operating activities									325,751	289,898	229,219
Boyd
Schedule of adjustments [Line Items]
Net income (loss)									47,234	(41,638)	(108,554)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									47,234	(53,041)	(80,264)
Assets	3,643,330				3,433,931				3,643,330	3,433,931
Net cash from operating activities									102,080	(39,524)	(229,447)
Guarantor Subsidiaries
Schedule of adjustments [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									169,469	113,135	119,688
Assets	5,865,462				5,883,899				5,865,462	5,883,899
Net cash from operating activities									237,041	323,402	508,045
Non-Guarantor Subsidiaries (100% Owned)
Schedule of adjustments [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(17,642)	(28,214)	(21,977)
Assets	92,402				93,903				92,402	93,903
Net cash from operating activities									(13,085)	1,847	(53,638)
Non-Guarantor Subsidiaries (Not 100% Owned)
Schedule of adjustments [Line Items]
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(76)	(163)	(485)
Assets	$ 221				$ 219				221	219
Net cash from operating activities									$ (76)	$ 4,290	$ 3,932